Subsequent Events - Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions				2 Months Ended	11 Months Ended
	May 01, 2023	Apr. 26, 2023	Mar. 13, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Subsequent Events
Number of Class A shares issued					3,547
Class A Ordinary Shares
Subsequent Events
Number of Class A shares issued				108		1
PIPE Subscription Agreement
Subsequent Events
Sale price per share			$ 10.00
Number of Class A shares issued			2,009,950
Subsequent Events | Private Placement
Subsequent Events
Gross proceeds from private placement		$ 80.0
Subsequent Events | Private Placement | Initial closing
Subsequent Events
Gross proceeds from private placement	$ 15.9
Number of Class A shares issued	3,750,000
Subsequent Events | Private Placement | Second closing
Subsequent Events
Gross proceeds from private placement	$ 64.1
Number of Class A shares issued	15,073,530
Subsequent Events | Private Placement | Pre-Funded Warrants
Subsequent Events
Exercise price of warrants		$ 0.001
Subsequent Events | Private Placement | Pre-Funded Warrants | Second closing
Subsequent Events
Number of Class A shares issuable upon exercise of warrants	3,782,000
Subsequent Events | PIPE Subscription Agreement | Private Placement | Class A Ordinary Shares
Subsequent Events
Sale price per share		0.0001
Subsequent Events | PIPE Subscription Agreement | Private Placement | Pre-Funded Warrants
Subsequent Events
Price per warrant		4.25
Exercise price of warrants		$ 4.249